Summary of Significant Accounting Policies - Schedule of Allowance for Credit Loss (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for doubtful accounts as of beginning of period		$ 1,794
Bad debt expense	$ 63	1,456
Allowance for doubtful accounts as of end of period		$ 3,250